Credit facilities and long-term debt - Reconciliation of Changes Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	$ 464,821	$ 408,211	$ 459,911
Cash Flows	(42,227)	19,115	(83,573)
Foreign Exchange	47,152	(22,220)	12,085
Mark-to-Market	(41,841)	22,441	(13,907)
Interest Expense	26,292	24,985	23,731
New Leases	9,282	12,305	11,678
Other	(795)	(16)	(1,714)
Liabilities arising from financing activities at end of period	462,684	464,821	408,211
Changes in liabilities
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	460,183	409,413	462,093
Cash Flows	(79,708)	35,655	(98,244)
Foreign Exchange	47,152	(22,220)	12,055
Mark-to-Market	0	0	0
Interest Expense	26,299	25,056	23,545
New Leases	9,282	12,305	11,678
Other	(795)	(26)	(1,714)
Liabilities arising from financing activities at end of period	462,413	460,183	409,413
Borrowings
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	391,830	343,932	394,506
Cash Flows	(65,590)	48,939	(83,046)
Foreign Exchange	47,152	(22,220)	12,055
Mark-to-Market	0	0	0
Interest Expense	22,254	21,258	20,498
New Leases	0	0	0
Other	179	(79)	(81)
Liabilities arising from financing activities at end of period	395,825	391,830	343,932
Lease liabilities
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	68,353	65,481	67,587
Cash Flows	(14,118)	(13,284)	(15,198)
Foreign Exchange	0	0	0
Mark-to-Market	0	0	0
Interest Expense	4,045	3,798	3,047
New Leases	9,282	12,305	11,678
Other	(974)	53	(1,633)
Liabilities arising from financing activities at end of period	66,588	68,353	65,481
Derivative financial instruments
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	8,723	3,126	13,575
Cash Flows	5,079	(16,783)	3,272
Foreign Exchange	0	0	0
Mark-to-Market	(41,841)	22,441	(13,907)
Interest Expense	(7)	(71)	186
New Leases	0	0	0
Other	0	10	0
Liabilities arising from financing activities at end of period	(28,046)	8,723	3,126
Financial instrument collateral
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	(4,085)	(4,328)	(15,757)
Cash Flows	32,402	243	11,399
Foreign Exchange	0	0	30
Mark-to-Market	0	0	0
Interest Expense	0	0	0
New Leases	0	0	0
Other	0	0	0
Liabilities arising from financing activities at end of period	28,317	(4,085)	(4,328)
Other financing activities
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	4,638	(1,202)	(2,182)
Cash Flows	37,481	(16,540)	14,671
Foreign Exchange	0	0	30
Mark-to-Market	(41,841)	22,441	(13,907)
Interest Expense	(7)	(71)	186
New Leases	0	0	0
Other	0	10	0
Liabilities arising from financing activities at end of period	$ 271	$ 4,638	$ (1,202)